                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

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This prospectus, dated April 30, 2021, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation" in our marketing materials. This contract (Foundation) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Capital Appreciation Fund -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares)
Invesco V.I. Global Real Estate Fund -- Series II shares
Invesco V.I. Main Street Fund(R) -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Main Street Fund(R) -- Series II Shares)
Invesco V.I. Main Street Small Cap Fund(R) -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares)

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BNY Mellon:
BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares/1/
BNY Mellon Variable Investment Fund -- Government Money Market Portfolio

/1/ BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Deutsche DWS Variable Series I:
DWS Capital Growth VIP -- Class B Shares

Deutsche DWS Variable Series II:
DWS CROCI(R) U.S. VIP -- Class B Shares
DWS Small Mid Cap Value VIP -- Class B Shares

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Fidelity(R) Variable Insurance Products Fund:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares
Franklin Large Cap Growth VIP Fund -- Class 2 Shares
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Foreign VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Income Portfolio -- Service Class Shares (formerly, MFS(R) Strategic
  Income Portfolio -- Service Class Shares)
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.:
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/

Not all of these Portfolios may be available in all states or in all markets.

Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.
The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that,


/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return V.I.S. Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated April 30, 2021, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents

Definitions.....................................................................   6

Fee Tables......................................................................   7
   Examples.....................................................................   9

Synopsis........................................................................   9

Condensed Financial Information.................................................  11

The Company.....................................................................  12

Financial Condition of the Company..............................................  12

The Separate Account............................................................  13
   The Portfolios...............................................................  13
   Subaccounts..................................................................  15
   Voting Rights................................................................  19
   Asset Allocation Program.....................................................  20

The Guarantee Account...........................................................  27

Charges and Other Deductions....................................................  28
   Transaction Expenses.........................................................  28
       Surrender Charge.........................................................  28
       Exceptions to the Surrender Charge.......................................  29
   Deductions from the Separate Account.........................................  29
   Other Charges................................................................  29

The Contract....................................................................  30
   Ownership....................................................................  31
   Assignment...................................................................  31
   Purchase Payments............................................................  31
   Valuation Day and Valuation Period...........................................  32
   Allocation of Purchase Payments..............................................  32
   Valuation of Accumulation Units..............................................  32

Transfers.......................................................................  33
   Transfers Before the Annuity Commencement Date...............................  33
   Transfers from the Guarantee Account to the Subaccounts......................  33
   Transfers from the Subaccounts to the Guarantee Account......................  33
   Transfers Among the Subaccounts..............................................  33
   Telephone/Internet Transactions..............................................  34
   Confirmation of Transactions.................................................  34
   Special Note on Reliability..................................................  35
   Transfers by Third Parties...................................................  35
   Special Note on Frequent Transfers...........................................  35
   Dollar Cost Averaging Program................................................  37
   Defined Dollar Cost Averaging Program........................................  37
   Portfolio Rebalancing Program................................................  38
   Guarantee Account Interest Sweep Program.....................................  38

Surrenders and Partial Withdrawals..............................................  39
   Surrenders and Partial Withdrawals...........................................  39
   Restrictions on Distributions From Certain Contracts.........................  40
   Systematic Withdrawal Program................................................  40
   Annuity Cross Funding Program................................................  41

The Death Benefit...............................................................  43
   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date.  43
   Optional Death Benefit.......................................................  44
   Optional Enhanced Death Benefit..............................................  45
   When We Calculate the Death Benefit..........................................  46
   Death of an Owner or Joint Owner Before the Annuity Commencement Date........  46
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity
     Commencement Date..........................................................  48

Income Payments.................................................................  49
   Income Payments and the Annuity Commencement Date............................  49
   Optional Payment Plans.......................................................  50
   Variable Income Payments.....................................................  51
   Transfers After the Annuity Commencement Date................................  51

Tax Matters.....................................................................  51
   Introduction.................................................................  51
   Taxation of Non-Qualified Contracts..........................................  52
   Section 1035 Exchanges.......................................................  55
   Qualified Retirement Plans...................................................  55
   Federal Income Tax Withholding...............................................  59
   State Income Tax Withholding.................................................  59
   Tax Status of the Company....................................................  60
   Federal Estate, Gift and Generation-Skipping Transfer Taxes..................  60
   Definition of Spouse Under Federal Law.......................................  60
   Annuity Purchases by Residents of Puerto Rico................................  60
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.............  60
   Foreign Tax Credits..........................................................  60
   Changes in the Law...........................................................  60

Requesting Payments.............................................................  60

Sale of the Contracts...........................................................  61

Additional Information..........................................................  63
   Owner Questions..............................................................  63
   Return Privilege.............................................................  63
   State Regulation.............................................................  63
   Evidence of Death, Age, Gender, Marital Status or Survival...................  63
   Records and Reports..........................................................  63
   Other Information............................................................  63
   Unclaimed Property...........................................................  63
   Cybersecurity................................................................  64
   Natural and Man-Made Disasters...............................................  64
   Legal Proceedings............................................................  65

Appendix A -- The Death Benefit................................................. A-1

Appendix B -- Condensed Financial Information................................... B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
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Surrender Charge (as a percentage of purchase      Number of Completed      Surrender Charge
 payments partially withdrawn or surrendered)      Years Since We Received  as a Percentage of the
                                                   the Purchase Payment     Purchase Payment
                                                                            Partially Withdrawn or
                                                                            Surrendered/1,2/
                                                   ------------------------------------------------
                                                             0                       6%
                                                             1                       6%
                                                             2                       6%
                                                             3                       6%
                                                             4                       5%
                                                             5                       4%
                                                         6 or more                   0%
---------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/3 /
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/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
 Expenses
------------------------------------------------------------------------------------------
Annual Contract Charge                                     $30.00/1/
------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------------
                                                 Annuitant            Either Annuitant
                                         (Joint Annuitant, if any)   Over Age 70 at Issue
                                         Age 70 or Younger at Issue
                                         -------------------------------------------------
 Mortality and Expense Risk Charge                 1.35%                    1.55%
------------------------------------------------------------------------------------------
 Administrative Expense Charge                               0.15%
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Optional Benefits (as a percentage of your Contract Value at the time the charge is taken)/2/
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 Optional Death Benefit Rider                               0.25%/3/
------------------------------------------------------------------------------------------
 Optional Enhanced Death Benefit Rider                      0.35%/4/
------------------------------------------------------------------------------------------
                                                 Annuitant            Either Annuitant
                                         (Joint Annuitant, if any)   Over Age 70 at Issue
                                         Age 70 or Younger at Issue
                                         -------------------------------------------------
Maximum Total Separate Account Annual
 Expenses/5/                                       2.10%                    2.30%
------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2020. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.56%   1.36%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2020, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.26% and 1.29%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $947       $1,773      $2,521       $4,197

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $309       $1,121      $1,949       $4,096

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $401       $1,214      $2,045       $4,197

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (deducted annually as a percentage of the prior contract year's Contract Value); and

  . a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement

Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

Are there any risks to purchasing one of the death benefit rider options? Guaranteed benefits provided under the death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

The Company is exposed to potential risks associated with the recent outbreak of the coronavirus pandemic. The COVID-19 pandemic has disrupted the global economy and financial markets, business operations, and consumer behavior and confidence. As a result, the Company could experience significant declines in asset valuations and potential material asset impairments, as well as unexpected changes in persistency rates, as policyholders and contract owners who are affected by the COVID-19 pandemic may not be able to meet their contractual obligations, such as premium payments on their insurance policies. The COVID-19 pandemic has decreased historic low interest rates even further and could also significantly increase the Company's mortality and morbidity experience above the assumptions it used in pricing its insurance and investment products, all of which could result in higher reserve charges and an adverse impact to the Company's financial results. The COVID-19 pandemic could also disrupt medical and financial services and has resulted in Genworth Financial, Inc. practicing social distancing with its employees through office closures, all of which could disrupt the Company's normal business operations. While the ongoing impact of the COVID-19 pandemic is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the COVID-19 pandemic and shape of the economic recovery. The Company continues to monitor the COVID-19 pandemic developments and the potential financial impacts on its business. However, given the specific risks to its business, it is possible the COVID-19 pandemic will have a material adverse impact on the Company, including a material adverse effect on its financial condition and results of operations.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate

Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.

                                                                                        Adviser (and Sub-Adviser(s),
                           Subaccount Investing In              Investment Objective          as applicable)
                           ---------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS       AB Balanced Wealth Strategy          Seeks to achieve     AllianceBernstein, L.P.
SERIES FUND, INC.          Portfolio -- Class B                 the highest total
                                                                return consistent
                                                                with the Adviser's
                                                                determination of
                                                                reasonable risk.
                           ---------------------------------------------------------------------------------------------
                           AB Growth and Income                 Long-term growth of  AllianceBernstein, L.P.
                           Portfolio -- Class B                 capital.
                           ---------------------------------------------------------------------------------------------
                           AB Large Cap Growth                  Long-term growth of  AllianceBernstein, L.P.
                           Portfolio -- Class B                 capital.
                           ---------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE     Invesco V.I. American Franchise      To seek capital      Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE    Fund -- Series I shares              growth.
INSURANCE FUNDS)           ---------------------------------------------------------------------------------------------
                           Invesco V.I. Capital Appreciation    The fund seeks       Invesco Advisers, Inc.
                           Fund -- Series II shares (formerly,  capital
                           Invesco Oppenheimer V.I. Capital     appreciation.
                           Appreciation Fund -- Series II
                           Shares)
                           ---------------------------------------------------------------------------------------------
                           Invesco V.I. Global Real Estate      Total return         Invesco Advisers, Inc. (subadvised
                           Fund -- Series II shares             through growth of    by Invesco Asset Management
                                                                capital and current  Limited)
                                                                income.
                           ---------------------------------------------------------------------------------------------
                           Invesco V.I. Main Street Fund(R) --  The fund seeks       Invesco Advisers, Inc.
                           Series II shares (formerly, Invesco  capital
                           Oppenheimer V.I. Main Street         appreciation.
                           Fund(R) -- Series II Shares)
                           ---------------------------------------------------------------------------------------------
                           Invesco V.I. Main Street Small       The fund seeks       Invesco Advisers, Inc.
                           Cap Fund(R) -- Series II shares      capital
                           (formerly, Invesco Oppenheimer       appreciation.
                           V.I. Main Street Small Cap Fund(R)
                           -- Series II Shares )
                           ---------------------------------------------------------------------------------------------
AMERICAN CENTURY           VP Disciplined Core Value Fund       The fund seeks       American Century Investment
VARIABLE PORTFOLIOS, INC.  -- Class I (formerly, VP Income &    capital growth by    Management, Inc.
                           Growth Fund -- Class I)              investing in common
                                                                stock. Income is a
                                                                secondary objective.
                           ---------------------------------------------------------------------------------------------
                           VP International Fund -- Class I     The fund seeks       American Century Investment
                                                                capital growth.      Management, Inc.
                           ---------------------------------------------------------------------------------------------
                           VP Ultra(R) Fund -- Class I          The fund seeks       American Century Investment
                                                                long-term capital    Management, Inc.
                                                                growth.
                           ---------------------------------------------------------------------------------------------
                           VP Value Fund -- Class I             The fund seeks       American Century Investment
                                                                long-term capital    Management, Inc.
                                                                growth. Income is a
                                                                secondary objective.
                           ---------------------------------------------------------------------------------------------
AMERICAN CENTURY           VP Inflation Protection Fund --      The fund pursues     American Century Investment
VARIABLE PORTFOLIOS II,    Class II                             long-term total      Management, Inc.
INC.                                                            return using a
                                                                strategy that seeks
                                                                to protect against
                                                                U.S. inflation.
                           ---------------------------------------------------------------------------------------------
BNY MELLON                 BNY Mellon Investment Portfolios     The fund seeks       BNY Mellon Investment Adviser,
                           MidCap Stock Portfolio -- Initial    investment results   Inc.
                           Shares                               that are greater
                                                                than the total
                                                                return performance
                                                                of publicly traded
                                                                common stocks of
                                                                medium-size
                                                                domestic companies
                                                                in the aggregate,
                                                                as represented by
                                                                the Standard &
                                                                Poor's MidCap
                                                                400(R) Index.
                           ---------------------------------------------------------------------------------------------

                                                                                 Adviser (and Sub-Adviser(s),
                         Subaccount Investing In           Investment Objective         as applicable)
                         ---------------------------------------------------------------------------------------
                         BNY Mellon Sustainable U.S.       The fund seeks       BNY Mellon Investment Adviser,
                         Equity Portfolio, Inc. - Initial  long-term capital    Inc. (subadvised by Newton
                         Shares                            appreciation.        Investment Management Limited)
                         ---------------------------------------------------------------------------------------
                         BNY Mellon Variable Investment    The fund seeks as    BNY Mellon Investment Adviser,
                         Fund -- Government Money          high a level of      Inc.
                         Market Portfolio/1/               current income as
                                                           is consistent with
                                                           the preservation of
                                                           capital and the
                                                           maintenance of
                                                           liquidity.
                         ---------------------------------------------------------------------------------------
DEUTSCHE DWS VARIABLE    DWS Capital Growth VIP --         The fund seeks to    DWS Investment Management
SERIES I                 Class B Shares                    provide long-term    Americas, Inc.
                                                           growth of capital.
                         ---------------------------------------------------------------------------------------
DEUTSCHE DWS VARIABLE    DWS CROCI(R) U.S. VIP --          Seeks to achieve a   DWS Investment Management
SERIES II                Class B Shares                    high rate of total   Americas, Inc.
                                                           return.
                         ---------------------------------------------------------------------------------------
                         DWS Small Mid Cap Value           Seeks long-term      DWS Investment Management
                         VIP -- Class B Shares             capital              Americas, Inc.
                                                           appreciation.
                         ---------------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund      To provide a high    Eaton Vance Management
TRUST                                                      level of current
                                                           income.
                         ---------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Contrafund(R) Portfolio --    Seeks long-term      Fidelity Management & Research
INSURANCE PRODUCTS FUND  Service Class 2                   capital              Company LLC (FMR) (subadvised
                                                           appreciation.        by FMR Investment Management
                                                                                (UK) Limited (FMR UK), Fidelity
                                                                                Management & Research (Hong
                                                                                Kong) Limited (FMR H.K.), and
                                                                                Fidelity Management & Research
                                                                                (Japan) Limited (FMR Japan))
                         ---------------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --    Seeks reasonable     FMR (subadvised by FMR UK,
                         Service Class 2                   income. The fund     FMR H.K., and FMR Japan)
                                                           will also consider
                                                           the potential for
                                                           capital
                                                           appreciation. The
                                                           fund's goal is to
                                                           achieve a yield
                                                           which exceeds the
                                                           composite yield on
                                                           the securities
                                                           comprising the S&P
                                                           500(R) Index.
                         ---------------------------------------------------------------------------------------
                         VIP Mid Cap Portfolio --          Seeks long-term      FMR (subadvised by FMR UK,
                         Service Class 2                   growth of capital.   FMR H.K., and FMR Japan)
                         ---------------------------------------------------------------------------------------
FRANKLIN TEMPLETON       Franklin Allocation VIP Fund --   Seeks capital        Franklin Advisers, Inc.
VARIABLE INSURANCE       Class 2 Shares                    appreciation, with
PRODUCTS TRUST                                             income as a
                                                           secondary goal.
                         ---------------------------------------------------------------------------------------
                         Franklin Income VIP Fund --       Seeks to maximize    Franklin Advisers, Inc.
                         Class 2 Shares                    income while
                                                           maintaining
                                                           prospects for
                                                           capital
                                                           appreciation. Under
                                                           normal market
                                                           conditions, the
                                                           fund invests in a
                                                           diversified
                                                           portfolio of debt
                                                           and equity
                                                           securities.
                         ---------------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Government Money
                        Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Government Money Market Portfolio may become extremely low and possibly negative.

                                                                                       Adviser (and Sub-Adviser(s),
                           Subaccount Investing In             Investment Objective          as applicable)
                           --------------------------------------------------------------------------------------------
                           Franklin Large Cap Growth VIP       Seeks capital        Franklin Advisers, Inc.
                           Fund -- Class 2 Shares              appreciation. The
                                                               fund normally
                                                               invests at least
                                                               80% of its net
                                                               assets in
                                                               investments of
                                                               large
                                                               capitalization
                                                               companies.
                           --------------------------------------------------------------------------------------------
                           Franklin Mutual Shares VIP          Seeks capital        Franklin Mutual Advisers, LLC
                           Fund -- Class 2 Shares              appreciation, with
                                                               income as a
                                                               secondary goal. The
                                                               fund normally
                                                               invests primarily
                                                               in U.S. and foreign
                                                               equity securities
                                                               that the manager
                                                               believes are
                                                               undervalued.
                           --------------------------------------------------------------------------------------------
                           Templeton Foreign VIP Fund --       Seeks long-term      Templeton Investment Counsel, LLC
                           Class 2 Shares                      capital growth. The
                                                               fund normally
                                                               invests at least
                                                               80% of its net
                                                               assets in
                                                               investments of
                                                               issuers located
                                                               outside the U.S.,
                                                               including those in
                                                               emerging markets.
                           --------------------------------------------------------------------------------------------
                           Templeton Growth VIP Fund --        Seeks long-term      Templeton Global Advisors Limited
                           Class 2 Shares                      capital growth.
                                                               Under normal market
                                                               conditions the fund
                                                               invests primarily
                                                               in equity
                                                               securities of
                                                               companies located
                                                               anywhere in the
                                                               world, including in
                                                               developing markets.
                           --------------------------------------------------------------------------------------------
JPMORGAN INSURANCE         JPMorgan Insurance Trust Core       Seeks to maximize    JPMorgan Investment Management
TRUST                      Bond Portfolio -- Class 1           total return by      Inc., an indirect, wholly-owned
                                                               investing primarily  subsidiary of JPMorgan Chase & Co.
                                                               in a diversified
                                                               portfolio of
                                                               intermediate- and
                                                               long-term debt
                                                               securities.
                           --------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Mid        Seeks capital        J.P. Morgan Investment Management
                           Cap Value Portfolio -- Class 1      appreciation with    Inc., an indirect, wholly-owned
                                                               the secondary goal   subsidiary of JPMorgan Chase & Co.
                                                               of achieving
                                                               current income by
                                                               investing primarily
                                                               in equity
                                                               securities.
                           --------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Small      Seeks capital        J.P. Morgan Investment Management
                           Cap Core Portfolio -- Class 1       growth over the      Inc., an indirect, wholly-owned
                                                               long term.           subsidiary of JPMorgan Chase & Co.
                           --------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust U.S.       Seeks to provide     JPMorgan Investment Management
                           Equity Portfolio -- Class 1         high total return    Inc., an indirect, wholly-owned
                                                               from a portfolio of  subsidiary of JPMorgan Chase & Co.
                                                               selected equity
                                                               securities.
                           --------------------------------------------------------------------------------------------
MFS(R) VARIABLE            MFS(R) Total Return Series --       The fund's           Massachusetts Financial
INSURANCE TRUST            Service Class Shares                investment           Services Company
                                                               objective is to
                                                               seek total return.
                           --------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Income Portfolio -- Service  The fund's           Massachusetts Financial Services
TRUST II                   Class Shares (formerly, MFS(R)      investment           Company
                           Strategic Income Portfolio --       objective is to
                           Service Class Shares)               seek total return
                                                               with an emphasis on
                                                               high current
                                                               income, but also
                                                               considering capital
                                                               appreciation.
                           --------------------------------------------------------------------------------------------
                           MFS(R) Massachusetts Investors      The fund's           Massachusetts Financial Services
                           Growth Stock Portfolio -- Service   investment           Company
                           Class Shares                        objective is to
                                                               seek capital
                                                               appreciation.
                           --------------------------------------------------------------------------------------------
PIMCO VARIABLE             High Yield Portfolio --             Seeks maximum total  Pacific Investment Management
INSURANCE TRUST            Administrative Class Shares         return, consistent   Company LLC
                                                               with preservation
                                                               of capital and
                                                               prudent investment
                                                               management.
                           --------------------------------------------------------------------------------------------
                           Low Duration Portfolio --           Seeks maximum total  Pacific Investment Management
                           Administrative Class Shares         return, consistent   Company LLC
                                                               with preservation
                                                               of capital and
                                                               prudent investment
                                                               management.
                           --------------------------------------------------------------------------------------------
STATE STREET VARIABLE      Total Return V.I.S. Fund/1/         Seeks the highest    SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS,                                        total return,
INC.                                                           composed of current
                                                               income and capital
                                                               appreciation, as is
                                                               consistent with
                                                               prudent investment
                                                               risk.
                           --------------------------------------------------------------------------------------------


                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2020 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares.

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2020 ranged from 0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., Deutsche DWS Variable Series I, Deutsche DWS Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, PIMCO Variable Insurance Trust, and State Street Variable Insurance Series Funds, Inc. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset

Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., or its affiliates.

AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 23, 2021, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                         Current through July 23, 2021

                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 AB Large Cap Growth Portfolio -- Class B                        1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Ultra(R) Fund -- Class I                    1%      2%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 Deutsche DWS Capital Growth VIP -- Class B Shares               2%      3%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Large Cap Growth VIP Fund -- Class 2 Shares            1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Disciplined Core Value Fund -- Class 1      2%      6%      7%      9%
                                 ---------------------------------------------------------------------------------------------
                                 Deutsche DWS CROCI(R) U.S. VIP -- Class B Shares                1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       2%      9%     13%     15%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Invesco V.I. Main Street Small Cap Fund(R) -- Series II
                                 shares                                                          1%      1%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Fidelity VIP Equity-Income Portfolio -- Service Class 2         2%      5%      8%     11%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               2%      4%      6%      8%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        50%     37%     25%     12%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    4%      3%      2%      1%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      18%     14%      9%      5%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    4%      3%      2%      1%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                        4%      3%      2%      1%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
AB Large Cap Growth Portfolio -- Class B                        5%
--------------------------------------------------------------------
American Century VP Ultra(R) Fund -- Class I                    4%
--------------------------------------------------------------------
Deutsche DWS Capital Growth VIP -- Class B Shares               7%
--------------------------------------------------------------------
Franklin Large Cap Growth VIP Fund -- Class 2 Shares            3%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       5%
--------------------------------------------------------------------
American Century VP Disciplined Core Value Fund -- Class 1     12%
--------------------------------------------------------------------
Deutsche DWS CROCI(R) U.S. VIP -- Class B Shares                4%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      22%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            3%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     3%
--------------------------------------------------------------------
Invesco V.I. Main Street Small Cap Fund(R) -- Series II
shares                                                          3%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    3%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2        13%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I              10%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
            Effective after the close of business on July 23, 2021

                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Invesco V.I. Main Street Fund(R) -- Series II shares            5%      9%     15%     20%
                                 ---------------------------------------------------------------------------------------------
                                 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       5%      9%     15%     20%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 AB Large Cap Growth Portfolio -- Class B                        1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP International Fund -- Class I               1%      1%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Ultra(R) Fund -- Class I                    1%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 DWS Capital Growth VIP -- Class B Shares                        0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2      0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Templeton VIP Large Cap Growth VIP Fund -- Class 2
                                 Shares                                                          0%      1%      1%      1%
                                 ---------------------------------------------------------------------------------------------
                                 Invesco V.I. American Franchise Fund -- Series I shares         0%      1%      1%      1%
                                 ---------------------------------------------------------------------------------------------
                                 Invesco V.I. Capital Appreciation Fund -- Series II shares      0%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Disciplined Core Value Fund -- Class I      1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Value Fund -- Class I                       1%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 DWS CROCI(R) U.S. VIP -- Class B Shares                         0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2      3%      6%      9%     12%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Templeton VIP Franklin Mutual Shares VIP Fund --
                                 Class 2 Shares                                                  0%      1%      1%      1%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Templeton VIP Templeton Foreign VIP Fund -- Class
                                 2 Shares                                                        0%      1%      1%      1%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                                 Shares                                                          1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     0%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        24%     18%     12%      6%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                   24%     18%     12%      6%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      24%     17%     12%      5%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    6%      5%      3%      2%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                        2%      2%      1%      1%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Invesco V.I. Main Street Fund(R) -- Series II shares           24%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      25%
--------------------------------------------------------------------
AB Large Cap Growth Portfolio -- Class B                        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               3%
--------------------------------------------------------------------
American Century VP Ultra(R) Fund -- Class I                    2%
--------------------------------------------------------------------
DWS Capital Growth VIP -- Class B Shares                        2%
--------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2      2%
--------------------------------------------------------------------
Franklin Templeton VIP Large Cap Growth VIP Fund -- Class 2
Shares                                                          2%
--------------------------------------------------------------------
Invesco V.I. American Franchise Fund -- Series I shares         2%
--------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund -- Series II shares      2%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       3%
--------------------------------------------------------------------
American Century VP Disciplined Core Value Fund -- Class I      3%
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American Century VP Value Fund -- Class I                       2%
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DWS CROCI(R) U.S. VIP -- Class B Shares                         2%
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Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2     14%
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Franklin Templeton VIP Franklin Mutual Shares VIP Fund --
Class 2 Shares                                                  2%
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Franklin Templeton VIP Templeton Foreign VIP Fund -- Class
2 Shares                                                        2%
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Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          3%
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JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     2%
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                                                              100%
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JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
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PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
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American Century VP Inflation Protection Fund -- Class II       0%
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PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
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Eaton Vance VT Floating-Rate Income Fund                        0%
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                                                                0%
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THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

This contract is no longer available for new sales, although additional purchase payments may be made in accordance with the terms of the contract and as described in the "Purchase Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider purchasing the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service, and transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under SEC rules, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the

Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

THE DEATH BENEFIT

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

For contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) minus (2) plus (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

Optional Death Benefit

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum

Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

This payment choice will not satisfy required minimum distribution rules for designated beneficiaries other than "eligible designated beneficiaries" as defined in Section 401(a)(9)(H) of the Code. Consult a tax adviser before making this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Optional Payment Plan
5 may not satisfy required distribution rules for all designated beneficiaries. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or

     (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 72 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 72 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution.

     Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse beneficiaries will no longer be able to satisfy these rules by "stretching" payouts over life. Instead, those beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to "eligible designated beneficiaries," which include disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. Consult a tax adviser if you are affected by these new rules.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

On March 27, 2020, Congress passed the Coronavirus Aid, Relief and Economic Security Act (the "ARES Act" other provisions, the CARES Act includes temporary relief from certain tax rules applicable to Qualified Contracts, including rules related to required minimum distributions and retirement plan distributions. If you have been taking or plan to take distributions, including required minimum distributions, from an IRA or other qualified plan, you should consult with a tax adviser to determine how the CARES Act may impact your situation.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and

Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark, the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the
Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

This contract is no longer offered or sold. However, the following section provides detail concerning the manner in which contracts were sold and the compensation arrangements applicable to those sales. Although certain compensation practices no longer apply (e.g., no commissions are paid in connection with new contract sales because such sales have been suspended), certain of the compensation practices remain relevant to in-force contracts. Most notably, selling firms continue to be compensated with respect to subsequent purchase payments made under the in-force contracts.

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.)

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms"), that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional cash or non-cash compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2020, 2019 and 2018, $31 million, $33.9 million and $37.7 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2020, 2019 and 2018, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. As discussed on the prospectus cover page, beginning January 1, 2021 we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us, and instead we will make the Reports available on a website. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.

Natural and Man-Made Disasters

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, may interfere with our ability to receive, pick up and process mail, may interfere with our ability to calculate Contract Value, or may have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your contract to lose value. There can be no assurance that we or the Portfolios or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

We outsource certain critical business functions to third parties and, in the event of a natural or manmade disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

Information Regarding the COVID-19 Pandemic. The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers. Significant market volatility and negative market returns have occurred during the COVID-19 pandemic. While we are confident in our ability to manage the financial risks related to the COVID-19 pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Lehman Brothers Special Financing, Inc.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the Bankruptcy Court granted our motion to dismiss , the Bankruptcy Court's order became final and appealable on January 24, 2017 , and no claims remain against the Company. LBSF filed a notice of appeal on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals for the Second Circuit issued a decision affirming the dismissal of this case.

Cost of Insurance Litigation

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., et al v. Genworth Life and Annuity Insurance Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI") charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of Virginia. We moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On November 16, 2018, the Eastern District of Virginia court stayed the case for 60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle District of Georgia granted our Motion to Enjoin and denied our Motion for Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia.

On March 29, 2019, plaintiff filed a Notice of Appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the Order granting our Motion to Enjoin. On March 29, 2019, we filed our Notice of Cross-Appeal in the Middle District of Georgia, notifying the Court of our cross-appeal to the Eleventh Circuit from the portion of the order denying our Motion for Leave to file our counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. We filed our response to plaintiff's appeal memorandum and our memorandum in support of our cross-appeal on July 3, 2019. Plaintiff filed its reply in support of its appeal and response to our cross-appeal on August 20, 2019, and we filed our reply memorandum in support of our cross-appeal on September 20, 2019. Plaintiff's appeal and our cross-appeal are now fully briefed and waiting for disposition by the Eleventh Circuit. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and our cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether we had altered how we calculate or charge COI since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on our counterclaim. We intend to continue to vigorously defend the dismissal of the action.

On April 6, 2020, we were named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Brighton Trustees, LLC, et al v. Genworth Life and Annuity Insurance Company. On May 13, 2020, we were also named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia captioned Daubenmier, et al v. Genworth Life and Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District Court for the Eastern District of Virginia issued an order consolidating the Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that we subjected policyholders to an unlawful and excessive COI increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5 million. On August 31, 2020, we filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. We intend to vigorously defend this action.

On January 21, 2021, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon captioned McMillan, et al , v. Genworth Life and Annuity Insurance Company, Case No. 1:21-cv-00091. Plaintiff seeks to represent life insurance policyholders with policies issued by Federal Home Life Insurance Company, which subsequently merged with the Company on January 1, 2007. Plaintiff alleges that we impermissibly calculated COI rates to be higher than that permitted by plaintiff's policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5 million. On April 5, 2021, we filed an answer to plaintiff's complaint. We intend to vigorously defend this action.

Unclaimed Property

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. On December 16, 2020, the parties settled this action for $120,000.

North Carolina Audit

On May 31, 2019, the Company and certain affiliates received draft audit reports from the North Carolina Department of Revenue that examined tax credits received for investing in certain renewal energy projects from the period beginning January 1, 2014 and ending December 31, 2016. The Department of Revenue alleges that these tax credits were improper transactions because the Genworth entities were not bona fide partners of the investor/promotor Stonehenge Capital Company, LLC. On July 15, 2019, we responded to the Department of Revenue, stating that we intend to contest the disallowance of the credits. On July 17, 2019, the Department of Revenue replied that their position regarding their audit conclusions has not changed and that they will proceed with finalizing the audit. On July 24, 2019, we received Notices of Proposed Adjustments and tax assessments for the Company and certain of the affiliates totaling $4.4 million from the Department of Revenue. On August 27, 2019, we submitted our NC-Form 242 Objection to these tax assessments. On December 5, 2019, we received Notices of Proposed Adjustments and tax assessments for the Company and Genworth Life Insurance Company totaling approximately $600,000. On January 14, 2020, we submitted our NC-Form 242 Objection to these tax assessments. We intend to continue to vigorously defend our position and any legal proceedings that may arise.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

The Death Benefit

The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                             Purchase
                             Payments
Annuitant's End of Contract Accumulated     Basic
    Age      Year   Value      at 5%    Death Benefit
-----------------------------------------------------
    76        1    $103,000  $105,000     $105,000
    77        2     110,000   110,250      110,250
    78        3      80,000   115,763      115,763
    79        4     120,000   121,551      121,551
    80        5     130,000   127,628      130,000
    81        6     150,000   127,628      150,000
    82        7     160,000   127,628      160,000
    83        8     130,000   127,628      130,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                             Purchase
                             Payments
End of Annuitant's Contract Accumulated     Basic
 Year      Age      Value      at 5%    Death Benefit
-----------------------------------------------------
  1        76      $103,000  $105,000     $105,000
  2        77       112,000   110,250      112,000
  3        78        90,000   115,763      115,763
  4        79       135,000   121,551      135,000
  5        80       130,000   127,628      135,000
  6        81       150,000   127,628      150,000
  7        82       125,000   127,628      135,000
  8        83       145,000   127,628      145,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Death Benefit

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   Optional
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $6,000     91,310    100,000
  2        72         6,000     82,854    100,000
  3        73         6,000     74,625    100,000
  4        74         6,000     66,618    100,000
  5        75         6,000     58,826    100,000
  6        76         6,000     51,243    100,000
  7        77         6,000     43,865    100,000
  8        78         6,000     36,685    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

        Purchase Contract   Optional
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

Therefore, if a $7,000 partial withdrawal is made on March 31, 2018, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/29           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2029. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant Age 70 or Younger at Issue

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $15.09            $16.23           0       2020
                                                                                  12.96             15.09           0       2019
                                                                                  14.06             12.96           0       2018
                                                                                  12.34             14.06           0       2017
                                                                                  12.00             12.34           0       2016
                                                                                  12.02             12.00           0       2015
                                                                                  11.40             12.02           0       2014
                                                                                   9.95             11.40           0       2013
                                                                                   8.91              9.95           0       2012
                                                                                   9.33              8.91           0       2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $27.10            $27.36           0       2020
                                                                                  22.26             27.10           0       2019
                                                                                  24.00             22.26           0       2018
                                                                                  20.55             24.00           0       2017
                                                                                  18.78             20.55           0       2016
                                                                                  18.80             18.78           0       2015
                                                                                  17.46             18.80           0       2014
                                                                                  13.17             17.46           0       2013
                                                                                  11.41             13.17           0       2012
                                                                                  10.92             11.41           0       2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $19.43            $25.87           0       2020
                                                                                  14.68             19.43           0       2019
                                                                                  14.57             14.68           0       2018
                                                                                  11.23             14.57           0       2017
                                                                                  11.14             11.23           0       2016
                                                                                  10.20             11.14           0       2015
                                                                                   9.10             10.20           0       2014
                                                                                   6.74              9.10           0       2013
                                                                                   5.87              6.74           0       2012
                                                                                   6.19              5.87           0       2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $31.97            $42.90           0       2020
                                                                                  23.89             31.97           0       2019
                                                                                  25.79             23.89           0       2018
                                                                                  20.70             25.79           0       2017
                                                                                  21.54             20.70           0       2016
                                                                                  21.17             21.54           0       2015
                                                                                  18.67             21.17           0       2014
                                                                                  14.65             18.67           0       2013
                                                                                  13.07             14.65           0       2012
                                                                                  13.45             13.07           0       2011
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $21.36            $23.92          156      2020
                                                                            16.46             21.36          156      2019
                                                                            18.18             16.46          156      2018
                                                                            15.83             18.18          156      2017
                                                                            14.44             15.83          156      2016
                                                                            14.21             14.44          157      2015
                                                                            13.07             14.21          157      2014
                                                                            10.10             13.07          157      2013
                                                                             8.79             10.10          199      2012
                                                                             8.95              8.79          267      2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
   Series II Shares                                                        $41.59            $49.01           74      2020
                                                                            33.48             41.59           65      2019
                                                                            37.99             33.48           63      2018
                                                                            33.86             37.99           62      2017
                                                                            29.21             33.86           68      2016
                                                                            31.58             29.21           63      2015
                                                                            28.72             31.58           65      2014
                                                                            20.73             28.72           70      2013
                                                                            17.89             20.73           75      2012
                                                                            18.60             17.89           74      2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $23.58            $33.06            0      2020
                                                                            17.50             23.58            0      2019
                                                                            18.44             17.50            0      2018
                                                                            14.70             18.44            0      2017
                                                                            14.59             14.70            0      2016
                                                                            14.11             14.59            0      2015
                                                                            13.21             14.11            0      2014
                                                                             9.57             13.21            0      2013
                                                                             8.54              9.57            0      2012
                                                                            10.00              8.54            0      2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                 $19.15            $16.50            0      2020
                                                                            15.86             19.15            0      2019
                                                                            17.19             15.86            0      2018
                                                                            15.48             17.19            0      2017
                                                                            15.43             15.48            0      2016
                                                                            15.95             15.43            0      2015
                                                                            14.16             15.95            0      2014
                                                                            14.03             14.16            0      2013
                                                                            11.14             14.03            0      2012
                                                                            12.13             11.14            0      2011
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                 $12.95            $13.98            0      2020
                                                                            12.07             12.95            0      2019
                                                                            12.61             12.07            0      2018
                                                                            12.35             12.61            0      2017
                                                                            12.01             12.35            0      2016
                                                                            12.50             12.01            0      2015
                                                                            12.29             12.50            0      2014
                                                                            13.63             12.29            0      2013
                                                                            12.89             13.63            0      2012
                                                                            11.71             12.89            0      2011
--------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                             $32.34            $35.62          167      2020
                                                                         26.49             32.34          165      2019
                                                                         28.88             26.49          165      2018
                                                                         24.33             28.88          169      2017
                                                                         21.77             24.33          174      2016
                                                                         23.42             21.77          176      2015
                                                                         21.13             23.42          178      2014
                                                                         15.79             21.13          187      2013
                                                                         13.98             15.79          193      2012
                                                                         13.76             13.98          274      2011
-----------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                      $25.24            $31.30            0      2020
                                                                         19.95             25.24            0      2019
                                                                         23.90             19.95            0      2018
                                                                         18.49             23.90            0      2017
                                                                         19.86             18.49            0      2016
                                                                         20.01             19.86            0      2015
                                                                         21.50             20.01            0      2014
                                                                         17.83             21.50            0      2013
                                                                         14.94             17.83            0      2012
                                                                         17.25             14.94            0      2011
-----------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                           $38.87            $57.37            0      2020
                                                                         29.32             38.87            0      2019
                                                                         29.55             29.32            0      2018
                                                                         22.69             29.55            0      2017
                                                                         22.05             22.69            0      2016
                                                                         21.06             22.05            0      2015
                                                                         19.44             21.06            0      2014
                                                                         14.40             19.44            0      2013
                                                                         12.83             14.40           95      2012
                                                                         12.89             12.83          167      2011
-----------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                              $33.42            $33.24            0      2020
                                                                         26.71             33.42            0      2019
                                                                         29.85             26.71            0      2018
                                                                         27.87             29.85            0      2017
                                                                         23.48             27.87            0      2016
                                                                         24.80             23.48            0      2015
                                                                         22.27             24.80            0      2014
                                                                         17.16             22.27            0      2013
                                                                         15.21             17.16            0      2012
                                                                         15.28             15.21            0      2011
-----------------------------------------------------------------------------------------------------------------------
BNY Mellon
-----------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                       $33.48            $35.65            0      2020
                                                                         28.28             33.48            0      2019
                                                                         33.98             28.28            0      2018
                                                                         29.90             33.98            0      2017
                                                                         26.29             29.90            0      2016
                                                                         27.31             26.29            0      2015
                                                                         24.74             27.31            0      2014
                                                                         18.60             24.74            0      2013
                                                                         15.78             18.60            0      2012
                                                                         15.96             15.78            0      2011
-----------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $15.92            $19.47            0      2020
                                                                                12.03             15.92            0      2019
                                                                                12.78             12.03            0      2018
                                                                                11.25             12.78            0      2017
                                                                                10.35             11.25            0      2016
                                                                                10.85             10.35            0      2015
                                                                                 9.71             10.85            0      2014
                                                                                 7.34              9.71            0      2013
                                                                                 6.65              7.34            0      2012
                                                                                 6.69              6.65            0      2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money Market
   Portfolio                                                                   $ 9.33            $ 9.21          368      2020
                                                                                 9.32              9.33          398      2019
                                                                                 9.34              9.32          377      2018
                                                                                 9.45              9.34          344      2017
                                                                                 9.59              9.45          305      2016
                                                                                 9.74              9.59          318      2015
                                                                                 9.89              9.74          293      2014
                                                                                10.04              9.89          246      2013
                                                                                10.19             10.04          219      2012
                                                                                10.35             10.19          376      2011
------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                     $25.95            $35.46           47      2020
                                                                                19.26             25.95           54      2019
                                                                                19.93             19.26           59      2018
                                                                                16.06             19.93           63      2017
                                                                                15.68             16.06           65      2016
                                                                                14.69             15.68           66      2015
                                                                                13.24             14.69           74      2014
                                                                                10.02             13.24           76      2013
                                                                                 8.80             10.02           73      2012
                                                                                10.00              8.80           75      2011
------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                      $16.38            $14.13            0      2020
                                                                                12.55             16.38            0      2019
                                                                                14.27             12.55            0      2018
                                                                                11.83             14.27            0      2017
                                                                                12.59             11.83            0      2016
                                                                                13.77             12.59            0      2015
                                                                                12.67             13.77            0      2014
                                                                                 9.85             12.67            0      2013
                                                                                 9.14              9.85            0      2012
                                                                                10.00              9.14            0      2011
------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                $37.29            $36.32            0      2020
                                                                                31.29             37.29            0      2019
                                                                                37.97             31.29            0      2018
                                                                                35.00             37.97            0      2017
                                                                                30.50             35.00            0      2016
                                                                                31.67             30.50            0      2015
                                                                                30.59             31.67            0      2014
                                                                                23.06             30.59            0      2013
                                                                                20.65             23.06            0      2012
                                                                                22.38             20.65            0      2011
------------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                           $14.31            $14.38            0      2020
                                                             13.57             14.31            0      2019
                                                             13.79             13.57            0      2018
                                                             13.53             13.79            0      2017
                                                             12.61             13.53            0      2016
                                                             12.93             12.61            0      2015
                                                             13.05             12.93            0      2014
                                                             12.76             13.05            0      2013
                                                             12.08             12.76          506      2012
                                                             11.95             12.08          507      2011
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $30.27            $38.84            0      2020
                                                             23.41             30.27            0      2019
                                                             25.46             23.41            0      2018
                                                             21.26             25.46            0      2017
                                                             20.03             21.26            0      2016
                                                             20.25             20.03            0      2015
                                                             18.42             20.25            0      2014
                                                             14.28             18.42            0      2013
                                                             12.48             14.28            0      2012
                                                             13.03             12.48            0      2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $24.84            $26.04            0      2020
                                                             19.84             24.84            0      2019
                                                             22.02             19.84            0      2018
                                                             19.84             22.02            0      2017
                                                             17.12             19.84            0      2016
                                                             18.15             17.12            0      2015
                                                             16.98             18.15            0      2014
                                                             13.49             16.98            0      2013
                                                             11.70             13.49          141      2012
                                                             11.80             11.70          142      2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $40.91            $47.49            0      2020
                                                             33.72             40.91            0      2019
                                                             40.17             33.72            0      2018
                                                             33.83             40.17            0      2017
                                                             30.68             33.83            0      2016
                                                             31.67             30.68            0      2015
                                                             30.32             31.67            0      2014
                                                             22.66             30.32            0      2013
                                                             20.08             22.66            0      2012
                                                             22.86             20.08            0      2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $14.17            $15.60            0      2020
                                                             12.01             14.17            0      2019
                                                             13.49             12.01            0      2018
                                                             12.23             13.49            0      2017
                                                             10.97             12.23            0      2016
                                                             11.88             10.97            0      2015
                                                             11.72             11.88            0      2014
                                                              9.62             11.72            0      2013
                                                              8.46              9.62            0      2012
                                                              8.73              8.46            0      2011
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $19.70            $19.54            0      2020
                                                                17.23             19.70            0      2019
                                                                18.28             17.23            0      2018
                                                                16.92             18.28            0      2017
                                                                15.07             16.92            0      2016
                                                                16.46             15.07            0      2015
                                                                15.97             16.46            0      2014
                                                                14.23             15.97            0      2013
                                                                12.83             14.23            0      2012
                                                                12.72             12.83            0      2011
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $33.22            $47.33            0      2020
                                                                25.06             33.22            0      2019
                                                                25.82             25.06            0      2018
                                                                20.46             25.82            0      2017
                                                                21.15             20.46            0      2016
                                                                20.33             21.15            0      2015
                                                                18.36             20.33            0      2014
                                                                14.49             18.36            0      2013
                                                                13.09             14.49            0      2012
                                                                13.49             13.09            0      2011
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $26.37            $24.67            0      2020
                                                                21.85             26.37            0      2019
                                                                24.39             21.85            0      2018
                                                                22.85             24.39            0      2017
                                                                19.99             22.85            0      2016
                                                                21.35             19.99            0      2015
                                                                20.23             21.35            0      2014
                                                                16.02             20.23            0      2013
                                                                14.23             16.02            0      2012
                                                                14.60             14.23            0      2011
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $20.39            $19.85          149      2020
                                                                18.40             20.39          122      2019
                                                                22.09             18.40          109      2018
                                                                19.22             22.09          107      2017
                                                                18.20             19.22          109      2016
                                                                19.76             18.20           97      2015
                                                                22.58             19.76           84      2014
                                                                18.64             22.58           88      2013
                                                                16.00             18.64           87      2012
                                                                18.18             16.00           75      2011
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $12.87            $13.41            0      2020
                                                                11.35             12.87            0      2019
                                                                13.53             11.35            0      2018
                                                                11.59             13.53            0      2017
                                                                10.73             11.59            0      2016
                                                                11.65             10.73            0      2015
                                                                12.17             11.65            0      2014
                                                                 9.45             12.17            0      2013
                                                                 7.92              9.45            0      2012
                                                                 8.65              7.92            0      2011
--------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $14.98            $15.91            0      2020
                                                                        14.06             14.98            0      2019
                                                                        14.27             14.06            0      2018
                                                                        13.98             14.27            0      2017
                                                                        13.90             13.98            0      2016
                                                                        13.96             13.90            0      2015
                                                                        13.51             13.96            0      2014
                                                                        13.92             13.51            0      2013
                                                                        13.41             13.92          535      2012
                                                                        12.67             13.41          740      2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $36.36            $35.95           83      2020
                                                                        29.12             36.36           73      2019
                                                                        33.54             29.12           72      2018
                                                                        29.93             33.54           70      2017
                                                                        26.49             29.93           72      2016
                                                                        27.63             26.49           72      2015
                                                                        24.37             27.63           77      2014
                                                                        18.70             24.37           79      2013
                                                                        15.77             18.70           86      2012
                                                                        15.67             15.77           88      2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $36.15            $40.48            0      2020
                                                                        29.46             36.15            0      2019
                                                                        33.96             29.46            0      2018
                                                                        29.92             33.96            0      2017
                                                                        25.27             29.92            0      2016
                                                                        27.08             25.27            0      2015
                                                                        25.09             27.08            0      2014
                                                                        17.90             25.09            0      2013
                                                                        15.18             17.90            0      2012
                                                                        16.18             15.18            0      2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $29.97            $36.98            0      2020
                                                                        23.10             29.97            0      2019
                                                                        24.99             23.10            0      2018
                                                                        20.74             24.99            0      2017
                                                                        18.98             20.74            0      2016
                                                                        19.10             18.98            0      2015
                                                                        17.03             19.10            0      2014
                                                                        12.69             17.03            0      2013
                                                                        10.95             12.69            0      2012
                                                                        11.33             10.95            0      2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $23.65            $25.51          107      2020
                                                                        19.99             23.65          114      2019
                                                                        21.56             19.99          112      2018
                                                                        19.54             21.56          107      2017
                                                                        18.23             19.54          105      2016
                                                                        18.62             18.23          109      2015
                                                                        17.46             18.62          108      2014
                                                                        14.93             17.46          103      2013
                                                                        13.66             14.93          103      2012
                                                                        13.65             13.66          103      2011
----------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                  $11.70            $12.57            0      2020
                                                                    10.67             11.70            0      2019
                                                                    11.07             10.67            0      2018
                                                                    10.61             11.07            0      2017
                                                                     9.97             10.61            0      2016
                                                                    10.34              9.97            0      2015
                                                                    10.19             10.34            0      2014
                                                                    10.00             10.19            0      2013
------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                            $17.42            $20.97          299      2020
                                                                    12.67             17.42          328      2019
                                                                    12.79             12.67          364      2018
                                                                    10.14             12.79          394      2017
                                                                     9.72             10.14          391      2016
                                                                    10.00              9.72          405      2015
------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares              $24.87            $25.91            0      2020
                                                                    22.01             24.87            0      2019
                                                                    22.96             22.01            0      2018
                                                                    21.86             22.96            0      2017
                                                                    19.74             21.86            0      2016
                                                                    20.37             19.74            0      2015
                                                                    20.01             20.37            0      2014
                                                                    19.22             20.01            0      2013
                                                                    17.07             19.22            0      2012
                                                                    16.77             17.07            0      2011
------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares            $12.43            $12.61            0      2020
                                                                    12.13             12.43            0      2019
                                                                    12.28             12.13            0      2018
                                                                    12.30             12.28            0      2017
                                                                    12.31             12.30            0      2016
                                                                    12.46             12.31            0      2015
                                                                    12.54             12.46            0      2014
                                                                    12.75             12.54            0      2013
                                                                    12.23             12.75            0      2012
                                                                    12.28             12.23            0      2011
------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                       $19.93            $20.90            0      2020
                                                                    17.47             19.93            0      2019
                                                                    18.94             17.47            0      2018
                                                                    16.64             18.94            0      2017
                                                                    15.88             16.64            0      2016
                                                                    16.31             15.88            0      2015
                                                                    15.72             16.31            0      2014
                                                                    13.88             15.72            0      2013
                                                                    12.53             13.88            0      2012
                                                                    13.09             12.53            0      2011
------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                       $15.46            $16.16            0      2020
                                                                    13.58             15.46            0      2019
                                                                    14.77             13.58            0      2018
                                                                    13.00             14.77            0      2017
                                                                    12.45             13.00            0      2016
                                                                    12.81             12.45            0      2015
                                                                    12.37             12.81            0      2014
                                                                    10.96             12.37            0      2013
                                                                     9.91             10.96            0      2012
                                                                    10.38              9.91            0      2011
------------------------------------------------------------------------------------------------------------------

                      Each Annuitant Over Age 70 at Issue

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $14.71            $15.80           0       2020
                                                                                  12.66             14.71           0       2019
                                                                                  13.76             12.66           0       2018
                                                                                  12.11             13.76           0       2017
                                                                                  11.79             12.11           0       2016
                                                                                  11.85             11.79           0       2015
                                                                                  11.25             11.85           0       2014
                                                                                   9.84             11.25           0       2013
                                                                                   8.83              9.84           0       2012
                                                                                   9.27              8.83           0       2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $26.05            $26.24           0       2020
                                                                                  21.44             26.05           0       2019
                                                                                  23.16             21.44           0       2018
                                                                                  19.87             23.16           0       2017
                                                                                  18.20             19.87           0       2016
                                                                                  18.25             18.20           0       2015
                                                                                  16.99             18.25           0       2014
                                                                                  12.84             16.99           0       2013
                                                                                  11.14             12.84           0       2012
                                                                                  10.69             11.14           0       2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $18.67            $24.81           0       2020
                                                                                  14.14             18.67           0       2019
                                                                                  14.06             14.14           0       2018
                                                                                  10.86             14.06           0       2017
                                                                                  10.79             10.86           0       2016
                                                                                   9.91             10.79           0       2015
                                                                                   8.85              9.91           0       2014
                                                                                   6.57              8.85           0       2013
                                                                                   5.73              6.57           0       2012
                                                                                   6.06              5.73           0       2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $30.19            $40.43           0       2020
                                                                                  22.61             30.19           0       2019
                                                                                  24.46             22.61           0       2018
                                                                                  19.67             24.46           0       2017
                                                                                  20.50             19.67           0       2016
                                                                                  20.20             20.50           0       2015
                                                                                  17.85             20.20           0       2014
                                                                                  14.03             17.85           0       2013
                                                                                  12.54             14.03           0       2012
                                                                                  12.93             12.54           0       2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares               $20.53            $22.94           0       2020
                                                                                  15.85             20.53           0       2019
                                                                                  17.55             15.85           0       2018
                                                                                  15.31             17.55           0       2017
                                                                                  13.99             15.31           0       2016
                                                                                  13.80             13.99           0       2015
                                                                                  12.72             13.80           0       2014
                                                                                   9.84             12.72           0       2013
                                                                                   8.59              9.84           0       2012
                                                                                   8.76              8.59           0       2011
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II
   Shares                                                                     $40.05            $47.10           0       2020
                                                                               32.30             40.05           0       2019
                                                                               36.73             32.30           0       2018
                                                                               32.80             36.73           0       2017
                                                                               28.36             32.80           0       2016
                                                                               30.72             28.36           0       2015
                                                                               27.99             30.72           0       2014
                                                                               20.25             27.99           0       2013
                                                                               17.51             20.25           0       2012
                                                                               18.24             17.51           0       2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                     $23.16            $32.42           0       2020
                                                                               17.23             23.16           0       2019
                                                                               18.19             17.23           0       2018
                                                                               14.53             18.19           0       2017
                                                                               14.45             14.53           0       2016
                                                                               14.00             14.45           0       2015
                                                                               13.14             14.00           0       2014
                                                                                9.54             13.14           0       2013
                                                                                8.53              9.54           0       2012
                                                                               10.00              8.53           0       2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                    $18.59            $15.98           0       2020
                                                                               15.42             18.59           0       2019
                                                                               16.75             15.42           0       2018
                                                                               15.11             16.75           0       2017
                                                                               15.10             15.11           0       2016
                                                                               15.63             15.10           0       2015
                                                                               13.91             15.63           0       2014
                                                                               13.81             13.91           0       2013
                                                                               10.99             13.81           0       2012
                                                                               11.99             10.99           0       2011
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.57            $13.54           0       2020
                                                                               11.74             12.57           0       2019
                                                                               12.29             11.74           0       2018
                                                                               12.06             12.29           0       2017
                                                                               11.75             12.06           0       2016
                                                                               12.26             11.75           0       2015
                                                                               12.07             12.26           0       2014
                                                                               13.42             12.07           0       2013
                                                                               12.71             13.42           0       2012
                                                                               11.57             12.71           0       2011
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                   $31.23            $34.32           0       2020
                                                                               25.63             31.23           0       2019
                                                                               28.00             25.63           0       2018
                                                                               23.64             28.00           0       2017
                                                                               21.19             23.64           0       2016
                                                                               22.84             21.19           0       2015
                                                                               20.65             22.84           0       2014
                                                                               15.47             20.65           0       2013
                                                                               13.71             15.47           0       2012
                                                                               13.53             13.71           0       2011
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                             $24.37            $30.15           0       2020
                                                                                19.30             24.37           0       2019
                                                                                23.16             19.30           0       2018
                                                                                17.96             23.16           0       2017
                                                                                19.33             17.96           0       2016
                                                                                19.52             19.33           0       2015
                                                                                21.01             19.52           0       2014
                                                                                17.46             21.01           0       2013
                                                                                14.66             17.46           0       2012
                                                                                16.96             14.66           0       2011
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                  $37.53            $55.28           0       2020
                                                                                28.37             37.53           0       2019
                                                                                28.64             28.37           0       2018
                                                                                22.04             28.64           0       2017
                                                                                21.46             22.04           0       2016
                                                                                20.54             21.46           0       2015
                                                                                19.00             20.54           0       2014
                                                                                14.10             19.00           0       2013
                                                                                12.59             14.10           0       2012
                                                                                12.67             12.59           0       2011
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                     $32.27            $32.03           0       2020
                                                                                25.84             32.27           0       2019
                                                                                28.94             25.84           0       2018
                                                                                27.07             28.94           0       2017
                                                                                22.85             27.07           0       2016
                                                                                24.19             22.85           0       2015
                                                                                21.76             24.19           0       2014
                                                                                16.81             21.76           0       2013
                                                                                14.92             16.81           0       2012
                                                                                15.03             14.92           0       2011
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                              $32.33            $34.35           0       2020
                                                                                27.36             32.33           0       2019
                                                                                32.94             27.36           0       2018
                                                                                29.04             32.94           0       2017
                                                                                25.59             29.04           0       2016
                                                                                26.64             25.59           0       2015
                                                                                24.18             26.64           0       2014
                                                                                18.22             24.18           0       2013
                                                                                15.49             18.22           0       2012
                                                                                15.69             15.49           0       2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $15.30            $18.68           0       2020
                                                                                11.59             15.30           0       2019
                                                                                12.33             11.59           0       2018
                                                                                10.88             12.33           0       2017
                                                                                10.02             10.88           0       2016
                                                                                10.53             10.02           0       2015
                                                                                 9.45             10.53           0       2014
                                                                                 7.15              9.45           0       2013
                                                                                 6.50              7.15           0       2012
                                                                                 6.55              6.50           0       2011
------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money Market
   Portfolio                                                             $ 9.01            $ 8.87           0       2020
                                                                           9.01              9.01           0       2019
                                                                           9.05              9.01           0       2018
                                                                           9.18              9.05           0       2017
                                                                           9.34              9.18           0       2016
                                                                           9.50              9.34           0       2015
                                                                           9.66              9.50           0       2014
                                                                           9.83              9.66           0       2013
                                                                          10.00              9.83           0       2012
                                                                          10.17             10.00           0       2011
------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                               $25.50            $34.76           0       2020
                                                                          18.96             25.50           0       2019
                                                                          19.66             18.96           0       2018
                                                                          15.88             19.66           0       2017
                                                                          15.53             15.88           0       2016
                                                                          14.58             15.53           0       2015
                                                                          13.17             14.58           0       2014
                                                                           9.98             13.17           0       2013
                                                                           8.78              9.98           0       2012
                                                                          10.00              8.78           0       2011
------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                $16.09            $13.85           0       2020
                                                                          12.36             16.09           0       2019
                                                                          14.08             12.36           0       2018
                                                                          11.70             14.08           0       2017
                                                                          12.47             11.70           0       2016
                                                                          13.67             12.47           0       2015
                                                                          12.60             13.67           0       2014
                                                                           9.82             12.60           0       2013
                                                                           9.13              9.82           0       2012
                                                                          10.00              9.13           0       2011
------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                          $36.00            $35.00           0       2020
                                                                          30.27             36.00           0       2019
                                                                          36.80             30.27           0       2018
                                                                          33.99             36.80           0       2017
                                                                          29.69             33.99           0       2016
                                                                          30.89             29.69           0       2015
                                                                          29.90             30.89           0       2014
                                                                          22.58             29.90           0       2013
                                                                          20.26             22.58           0       2012
                                                                          22.00             20.26           0       2011
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $13.81            $13.85           0       2020
                                                                          13.12             13.81           0       2019
                                                                          13.36             13.12           0       2018
                                                                          13.14             13.36           0       2017
                                                                          12.27             13.14           0       2016
                                                                          12.61             12.27           0       2015
                                                                          12.75             12.61           0       2014
                                                                          12.49             12.75           0       2013
                                                                          11.84             12.49           0       2012
                                                                          11.75             11.84           0       2011
------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $29.10            $37.25           0       2020
                                                             22.55             29.10           0       2019
                                                             24.57             22.55           0       2018
                                                             20.56             24.57           0       2017
                                                             19.41             20.56           0       2016
                                                             19.67             19.41           0       2015
                                                             17.92             19.67           0       2014
                                                             13.92             17.92           0       2013
                                                             12.19             13.92           0       2012
                                                             12.76             12.19           0       2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $23.87            $24.98           0       2020
                                                             19.10             23.87           0       2019
                                                             21.25             19.10           0       2018
                                                             19.19             21.25           0       2017
                                                             16.58             19.19           0       2016
                                                             17.62             16.58           0       2015
                                                             16.52             17.62           0       2014
                                                             13.15             16.52           0       2013
                                                             11.43             13.15           0       2012
                                                             11.55             11.43           0       2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $39.32            $45.55           0       2020
                                                             32.47             39.32           0       2019
                                                             38.76             32.47           0       2018
                                                             32.71             38.76           0       2017
                                                             29.73             32.71           0       2016
                                                             30.75             29.73           0       2015
                                                             29.50             30.75           0       2014
                                                             22.09             29.50           0       2013
                                                             19.61             22.09           0       2012
                                                             22.38             19.61           0       2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $13.82            $15.18           0       2020
                                                             11.73             13.82           0       2019
                                                             13.21             11.73           0       2018
                                                             12.00             13.21           0       2017
                                                             10.79             12.00           0       2016
                                                             11.70             10.79           0       2015
                                                             11.57             11.70           0       2014
                                                              9.51             11.57           0       2013
                                                              8.39              9.51           0       2012
                                                              8.67              8.39           0       2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $19.12            $18.93           0       2020
                                                             16.76             19.12           0       2019
                                                             17.82             16.76           0       2018
                                                             16.53             17.82           0       2017
                                                             14.74             16.53           0       2016
                                                             16.14             14.74           0       2015
                                                             15.69             16.14           0       2014
                                                             14.01             15.69           0       2013
                                                             12.65             14.01           0       2012
                                                             12.57             12.65           0       2011
-----------------------------------------------------------------------------------------------------------

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares            $32.07            $45.60           0       2020
                                                                   24.24             32.07           0       2019
                                                                   25.03             24.24           0       2018
                                                                   19.88             25.03           0       2017
                                                                   20.59             19.88           0       2016
                                                                   19.83             20.59           0       2015
                                                                   17.94             19.83           0       2014
                                                                   14.19             17.94           0       2013
                                                                   12.84             14.19           0       2012
                                                                   13.26             12.84           0       2011
-----------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares               $25.46            $23.77           0       2020
                                                                   21.13             25.46           0       2019
                                                                   23.64             21.13           0       2018
                                                                   22.20             23.64           0       2017
                                                                   19.46             22.20           0       2016
                                                                   20.82             19.46           0       2015
                                                                   19.77             20.82           0       2014
                                                                   15.68             19.77           0       2013
                                                                   13.97             15.68           0       2012
                                                                   14.36             13.97           0       2011
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                    $19.69            $19.13           0       2020
                                                                   17.80             19.69           0       2019
                                                                   21.41             17.80           0       2018
                                                                   18.67             21.41           0       2017
                                                                   17.72             18.67           0       2016
                                                                   19.27             17.72           0       2015
                                                                   22.06             19.27           0       2014
                                                                   18.25             22.06           0       2013
                                                                   15.71             18.25           0       2012
                                                                   17.88             15.71           0       2011
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                     $12.52            $13.02           0       2020
                                                                   11.06             12.52           0       2019
                                                                   13.21             11.06           0       2018
                                                                   11.34             13.21           0       2017
                                                                   10.52             11.34           0       2016
                                                                   11.45             10.52           0       2015
                                                                   11.98             11.45           0       2014
                                                                    9.32             11.98           0       2013
                                                                    7.83              9.32           0       2012
                                                                    8.56              7.83           0       2011
-----------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-----------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         $14.57            $15.45           0       2020
                                                                   13.70             14.57           0       2019
                                                                   13.93             13.70           0       2018
                                                                   13.68             13.93           0       2017
                                                                   13.63             13.68           0       2016
                                                                   13.71             13.63           0       2015
                                                                   13.30             13.71           0       2014
                                                                   13.73             13.30           0       2013
                                                                   13.26             13.73           0       2012
                                                                   12.55             13.26           0       2011
-----------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $35.58            $35.10           0       2020
                                                                        28.55             35.58           0       2019
                                                                        32.95             28.55           0       2018
                                                                        29.46             32.95           0       2017
                                                                        26.13             29.46           0       2016
                                                                        27.31             26.13           0       2015
                                                                        24.13             27.31           0       2014
                                                                        18.56             24.13           0       2013
                                                                        15.68             18.56           0       2012
                                                                        15.62             15.68           0       2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $35.37            $39.53           0       2020
                                                                        28.88             35.37           0       2019
                                                                        33.37             28.88           0       2018
                                                                        29.46             33.37           0       2017
                                                                        24.93             29.46           0       2016
                                                                        26.77             24.93           0       2015
                                                                        24.85             26.77           0       2014
                                                                        17.76             24.85           0       2013
                                                                        15.09             17.76           0       2012
                                                                        16.12             15.09           0       2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $29.15            $35.90           0       2020
                                                                        22.51             29.15           0       2019
                                                                        24.40             22.51           0       2018
                                                                        20.29             24.40           0       2017
                                                                        18.61             20.29           0       2016
                                                                        18.77             18.61           0       2015
                                                                        16.76             18.77           0       2014
                                                                        12.52             16.76           0       2013
                                                                        10.82             12.52           0       2012
                                                                        11.22             10.82           0       2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $22.84            $24.58           0       2020
                                                                        19.34             22.84           0       2019
                                                                        20.90             19.34           0       2018
                                                                        18.98             20.90           0       2017
                                                                        17.74             18.98           0       2016
                                                                        18.16             17.74           0       2015
                                                                        17.06             18.16           0       2014
                                                                        14.62             17.06           0       2013
                                                                        13.41             14.62           0       2012
                                                                        13.43             13.41           0       2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                      $11.55            $12.38           0       2020
                                                                        10.55             11.55           0       2019
                                                                        10.97             10.55           0       2018
                                                                        10.54             10.97           0       2017
                                                                         9.93             10.54           0       2016
                                                                        10.31              9.93           0       2015
                                                                        10.18             10.31           0       2014
                                                                        10.00             10.18           0       2013
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $17.26            $20.73           0       2020
                                                                        12.58             17.26           0       2019
                                                                        12.72             12.58           0       2018
                                                                        10.10             12.72           0       2017
                                                                         9.71             10.10           0       2016
                                                                        10.00              9.71           0       2015
----------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $23.91            $24.85           0       2020
                                                                 21.20             23.91           0       2019
                                                                 22.15             21.20           0       2018
                                                                 21.14             22.15           0       2017
                                                                 19.12             21.14           0       2016
                                                                 19.78             19.12           0       2015
                                                                 19.47             19.78           0       2014
                                                                 18.73             19.47           0       2013
                                                                 16.67             18.73           0       2012
                                                                 16.41             16.67           0       2011
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $12.07            $12.22           0       2020
                                                                 11.80             12.07           0       2019
                                                                 11.97             11.80           0       2018
                                                                 12.01             11.97           0       2017
                                                                 12.05             12.01           0       2016
                                                                 12.22             12.05           0       2015
                                                                 12.33             12.22           0       2014
                                                                 12.56             12.33           0       2013
                                                                 12.07             12.56           0       2012
                                                                 12.14             12.07           0       2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    $20.20            $21.14           0       2020
                                                                 17.75             20.20           0       2019
                                                                 19.28             17.75           0       2018
                                                                 16.97             19.28           0       2017
                                                                 16.23             16.97           0       2016
                                                                 16.70             16.23           0       2015
                                                                 16.13             16.70           0       2014
                                                                 14.28             16.13           0       2013
                                                                 12.91             14.28           0       2012
                                                                 13.51             12.91           0       2011
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $15.04            $15.69           0       2020
                                                                 13.24             15.04           0       2019
                                                                 14.42             13.24           0       2018
                                                                 12.73             14.42           0       2017
                                                                 12.20             12.73           0       2016
                                                                 12.58             12.20           0       2015
                                                                 12.18             12.58           0       2014
                                                                 10.81             12.18           0       2013
                                                                  9.80             10.81           0       2012
                                                                 10.29              9.80           0       2011
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information

                                                                                                                 Page
The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-4
   Transfer of Annuity Units.................................................................................... B-4
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     BNY Mellon Variable Investment Fund -- Government Money Market Portfolio................................... B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-9
   Statement of Values.......................................................................................... B-9
   Trust as Owner or Beneficiary................................................................................ B-9
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (Foundation) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date